The Groups business and general information (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023
Statement [Line Items]
Trade and other payables	$ 330,518	$ 348,615		$ 393,501
Total Current liabilities	1,001,779	919,000		1,010,353
TOTAL LIABILITIES	2,875,030	2,663,976		3,037,296
Shareholders' equity	970,586	968,539		1,085,897
TOTAL SHAREHOLDERS' EQUITY	2,213,792	2,178,241		$ 2,501,817
Management fees	(9,081)	(12,945)	$ (24,823)
Loss from operations	220,945	(191,917)	(105,786)
Inflation adjustment	11,435	(39,527)	59,590
Financial results, net	47,576	208,552	127,395
Profit for the year	$ 224,366	$ 148,839	$ 406,477
Basic	$ 160.81	$ 214.71	$ 380.00
Diluted	$ 145.22	$ 181.25	$ 333.96
Net cash generated from operating activities before income tax paid	$ 159,712	$ 127,253	$ 217,984
Net cash generated from operating activities	151,319	115,446	188,028
Exercise of warrants	11,794	3,113	1,000
Net cash generated from / (used in) financing activities	$ 86,184	(310,520)	(471,725)
Restatement Current
Statement [Line Items]
Trade and other payables		346,451	393,316
Total Current liabilities		916,836	1,010,168
TOTAL LIABILITIES		2,661,812	3,037,111
Shareholders' equity		970,703	1,086,082
TOTAL SHAREHOLDERS' EQUITY		2,180,405	2,502,002
Management fees		(10,967)	(24,654)
Loss from operations		(189,939)	(105,617)
Inflation adjustment		(59,316)	57,902
Financial results, net		188,763	125,707
Profit for the year		$ 131,028	$ 404,958
Basic		$ 184.64	$ 377.47
Diluted		$ 155.87	$ 331.73
Net cash generated from operating activities before income tax paid		$ 107,464	$ 216,296
Net cash generated from operating activities		95,657	186,340
Exercise of warrants		22,902	2,688
Net cash generated from / (used in) financing activities		(290,731)	(470,037)
As previously reported
Statement [Line Items]
Trade and other payables		248,494	282,108
Total Current liabilities		657,605	724,553
TOTAL LIABILITIES		1,909,201	2,178,387
Shareholders' equity		696,243	778,999
TOTAL SHAREHOLDERS' EQUITY		1,563,910	1,794,577
Management fees		(7,866)	(17,683)
Loss from operations		(136,236)	(75,750)
Inflation adjustment		(42,545)	41,526
Financial results, net		135,391	90,159
Profit for the year		$ 93,980	$ 290,458
Basic		$ 132.44	$ 270.75
Diluted		$ 111.80	$ 237.94
Net cash generated from operating activities before income tax paid		$ 77,079	$ 155,140
Net cash generated from operating activities		68,610	133,654
Exercise of warrants		16,428	1,928
Net cash generated from / (used in) financing activities		(208,529)	(337,137)
RECPAM (Inflationary effect)
Statement [Line Items]
Trade and other payables		97,957	111,208
Total Current liabilities		259,231	285,615
TOTAL LIABILITIES		752,611	858,724
Shareholders' equity		274,460	307,083
TOTAL SHAREHOLDERS' EQUITY		616,495	707,425
Management fees		(3,101)	(6,971)
Loss from operations		(53,703)	(29,867)
Inflation adjustment		(16,771)	16,376
Financial results, net		53,372	35,548
Profit for the year		$ 37,048	$ 114,500
Basic		$ 52.20	$ 106.72
Diluted		$ 44.07	$ 93.79
Net cash generated from operating activities before income tax paid		$ 30,385	$ 61,156
Net cash generated from operating activities		27,047	52,686
Exercise of warrants		6,474	760
Net cash generated from / (used in) financing activities		(82,202)	(132,900)
Error correction
Statement [Line Items]
Trade and other payables		2,164	185
Total Current liabilities		2,164	185
TOTAL LIABILITIES		2,164	185
Shareholders' equity		(2,164)	(185)
TOTAL SHAREHOLDERS' EQUITY		(2,164)	(185)
Management fees		(1,978)	(169)
Loss from operations		(1,978)	(169)
Inflation adjustment		19,789	1,688
Financial results, net		19,789	1,688
Profit for the year		$ 17,811	$ 1,519
Basic		$ 30.07	$ 2.53
Diluted		$ 25.38	$ 2.23
Net cash generated from operating activities before income tax paid		$ 19,789	$ 1,688
Net cash generated from operating activities		19,789	1,688
Exercise of warrants		(19,789)	(1,688)
Net cash generated from / (used in) financing activities		(19,789)	(1,688)
Restated
Statement [Line Items]
Trade and other payables		348,615	393,501
Total Current liabilities		919,000	1,010,353
TOTAL LIABILITIES		2,663,976	3,037,296
Shareholders' equity		968,539	1,085,897
TOTAL SHAREHOLDERS' EQUITY		2,178,241	2,501,817
Management fees		(12,945)	(24,823)
Loss from operations		(191,917)	(105,786)
Inflation adjustment		(39,527)	59,590
Financial results, net		208,552	127,395
Profit for the year		$ 148,839	$ 406,477
Basic		$ 214.71	$ 380.00
Diluted		$ 181.25	$ 333.96
Net cash generated from operating activities before income tax paid		$ 127,253	$ 217,984
Net cash generated from operating activities		115,446	188,028
Exercise of warrants		3,113	1,000
Net cash generated from / (used in) financing activities		$ (310,520)	$ (471,725)